Intangible Assets (Details) - Schedule of amortization of intangible assets attributable to future periods - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Amortization Of Intangible Assets Attributable To Future Periods Abstract
2022	$ 11,859	$ 24,043
2023		7,461
Total	$ 11,859	$ 31,504